Financial Instruments - Summary of Reconciliation from the Opening Balances to the Ending Balances (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	$ 11,178
Beginning balance	(3,159)
Ending balance	10,354
Ending balance	(3,188)
Level 3 of fair value hierarchy [member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	119	$ 143
Net change in fair value (unrealized)	(6)	21
Net purchases/ (issuances)	30
Put liability arising from business combination	(91)
Transfer between Level 3 and Level 1	33
Ending balance	85	164
Level 3 of fair value hierarchy [member] | Equity Instruments [member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	161	143
Net change in fair value (unrealized)	(6)	21
Net purchases/ (issuances)	30
Ending balance	185	164
Level 3 of fair value hierarchy [member] | Other Liabilities [Member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	(42)	0
Put liability arising from business combination	(91)
Transfer between Level 3 and Level 1	33
Ending balance	$ (100)	$ 0